Other non-current assets - Summary of Movements in Interest in Joint Ventures and Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Joint ventures
Investments in joint ventures at beginning of period	€ 37	€ 29
Additions	3	2
Dividends received/reductions	(189)	(171)
Share of net profit/(loss)	213	176
Currency retranslation	1	1
Investments in joint ventures at end of period	65	37
Associates
Investments in associates at beginning of period	23	34
Additions	6	7
Dividend received/reductions	(4)	(32)
Share of net profit/(loss)	(5)	15
Currency retranslation	(1)	(1)
Investments in associates at end of period	€ 19	€ 23